March 15, 2007




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004




ATTENTION: FILING DESK, STOP 1-4
RE: FILE NO. 0-00981

Ladies and Gentlemen:

Enclosed is our Definitive Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934, filed electronically through EDGAR.

Sincerely,




Publix Super Markets, Inc.

/s/ John A. Attaway, Jr.
------------------------
John A. Attaway, Jr.
Secretary


JAA/bmm
Enclosure